SCHEDULE OF NOTE PAYABLE (Details) (Parenthetical) - USD ($)					6 Months Ended
	Apr. 22, 2021	Jan. 10, 2020	Jul. 11, 2019	Jan. 09, 2019	Jun. 30, 2021	Jun. 30, 2020	Apr. 21, 2021	Apr. 18, 2021	Apr. 17, 2021	Mar. 31, 2021	Dec. 31, 2020	Feb. 20, 2020	Feb. 18, 2020	Nov. 12, 2019	Sep. 30, 2019	Sep. 13, 2019	Sep. 05, 2019	Jul. 15, 2019	Jan. 31, 2018	Jun. 30, 2017	Dec. 11, 2015	Dec. 15, 2014
Line of Credit Facility [Line Items]
Loans received					$ 1,488,924	$ 1,517,407
Shares issued price per share											$ 0.008				$ 0.22				$ 0.50	$ 0.50	$ 0.01	$ 0.001
Forbearance agreement for existing loan										$ 273,187
Officer [Member]
Line of Credit Facility [Line Items]
Loan received from officer	$ 190,000
Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Principal and Interest paid off							$ 617,600
Principal and interest paid-off							$ 95,000
Secured Promissory Note [Member]
Line of Credit Facility [Line Items]
Shares issued price per share												$ 0.10	$ 0.10	$ 0.067		$ 0.10	$ 0.10	$ 0.10
Refinancing loan								$ 183,000	$ 408,875
Amazon Lending [Member]
Line of Credit Facility [Line Items]
Loans received		$ 26,000	$ 11,000	$ 7,000